Loans, borrowings, cash and cash equivalents and short-term investments (Details 3) $ in Millions	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Principal	$ 14,608
Estimated future interest payments	8,172
Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	836
Estimated future interest payments	867
Second Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	146
Estimated future interest payments	815
Third Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	1,694
Estimated future interest payments	755
Fourth Fiscal Year After Current Fiscal Year [Member]
IfrsStatementLineItems [Line Items]
Principal	850
Estimated future interest payments	704
Later Than Four Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	3,722
Estimated future interest payments	1,203
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Principal	7,360
Estimated future interest payments	$ 3,828